Commitments and Contingencies (Details Textual)	1 Months Ended	12 Months Ended
	Jan. 31, 2018 a	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense, Net, Total		$ 446,000	$ 445,000	$ 104,000
Gain (Loss) Related to Litigation Settlement		$ (2,700,000)	$ 0	$ 0
Subsequent Event [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases	In January 2018, the Company entered into a sublease of office space in New York, New York for an approximately four-year term ending on July 29, 2022. The space is approximately 7,000 square feet, part of which management plans to sublease.
Area of Land | a	7,000
London [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases		In March 2014, the Company entered into a lease agreement for offices in London which was amended January 1, 2016. The lease term commenced on December 1, 2014 and expires in March 2019. The lease can be cancelled early by either party upon 3 months notice
United States [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases		The Company also has a five-year lease for offices in the United States effective July 2014. The lease expires in August 2019.